Shareholders' Equity	9 Months Ended
Sep. 30, 2025
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 10 – Shareholders’ Equity

Reverse Recapitalization

As described in Note 3, Business Combination and Reverse Recapitalization, all historical equity data, including stock option data, in these unaudited condensed consolidated financial statements has been retrospectively adjusted by the Exchange Ratio to reflect the reverse recapitalization that occurred on June 18, 2025.

Common Stock

As of September 30, 2025, the Company had authorized 300,000,000 shares of Common Stock, par value $0.0001 per share. As of September 30, 2025, 27,743,322 shares of Common Stock were issued and outstanding, and 272,256,678 shares of Common Stock were reserved for future issuance.